                                            SECURITIES AND EXCHANGE COMMISSION
                                                   WASHINGTON, DC 20549
                                                         FORM N-6
                                       REGISTRATION STATEMENT UNDER THE SECURITIES
                                                       ACT OF 1933
                                             Post-Effective Amendment No. 10
                                                         and/ or
                                   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                                       ACT OF 1940
                                                     Amendment No. 27
                                     American National Variable Life Separate Account
                                                (Exact Name of Registrant)
                                           American National Insurance Company
                                                   (Name of Depositor)
                                         One Moody Plaza, Galveston, Texas 77550
                             (Address of Depositor's Principal Executive Offices) (Zip Code)
                                                      (409)763-4661
                                   (Depositor's Telephone Number, Including Area Code)

Name and Address of Agent for service:                 Please send copies of communications to:
Dwain Akins, Esq., Sr. Vice President                  Gregory S. Garrison
American National Insurance Company                    Greer, Herz & Adams, L.L.P.
One Moody Plaza                                        One Moody Plaza
Galveston, TX 77550                                    Galveston, Texas 77550
                                       Approximate Date of Proposed Pubic Offering
        It is proposed that this filing will become effective (check appropriate box):
        Immediately upon filing pursuant to paragraph (b).
        60 days after filing pursuant to paragraph (a)(1).
   [x]  On December 3, 2008 pursuant to paragraph (b).
        On (date) pursuant to paragraph (a)(1) of Rule 485.
        If appropriate, check the following box:

   [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                     EXPLANATORY NOTE

This Post-Effective Amendment No. 10 to the Form N-6 Registration Statement is being filed solely for the purpose of delaying the effective date of Post-Effective Amendment No. 9 to December 3, 2008. Parts A, B, and C are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 9 (filed with the Commission on
September 3, 2008), with any references in such Parts A, B or C to November 2, 2008 being changed to December 3, 2008.

                                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
American National Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 12th day of November, 2008.

                                                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
                                                              (Registrant)

                                                              By: AMERICAN NATIONAL INSURANCE COMPANY

                                                              By:     /s/Robert L. Moody
                                                                      ____________________________
                                                                      Robert L. Moody, Chairman of the Board and
                                                                      Chief Executive Officer

                                                              By:      /s/ G. Richard Ferdinandsten
                                                                       ____________________________________
                                                                       G. Richard Ferdinandtsen, President and
                                                                       Chief Operating Officer

                                                              AMERICAN NATIONAL INSURANCE COMPANY
                                                              (Depositor)

                                                             By:      /s/Robert L. Moody
                                                                      ____________________________
                                                                      Robert L. Moody, Chairman of the Board and
                                                                      Chief Executive Officer

                                                              By:      /s/ G. Richard Ferdinandsten
                                                                       ____________________________________
                                                                       G. Richard Ferdinandtsen, President and
                                                                       Chief Operating Officer
Attest By:

/s/ J. Mark Flippin
____________________________
J. Mark Flippin, Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                           Title                                                Date

/s/Stephen E. Pavlicek                                 Senior Vice President and Chief Financial Officer    November 12, 2008
----------------------------------
Stephen E. Pvlicek

/s/William F. Carlton                                  Vice President and Controller                      November 12, 2008
-----------------------------------
William F. Carlton

/s/Robert L. Moody                                    Director, Chairman of the Board and Chief
----------------------------------                    Executive Officer                                 November 12, 2008
Robert L. Moody

/s/G. Richard Ferdinandtsen                         Director, President and Chief Operating Officer      November 12, 2008
------------------------------------
G. Richard Ferdinandsten

/s/ Dwain A. Akins by Power of Attorney
---------------------------------------
Arthur O. Dummer                                    Director                                             November 12, 2008

/s/ Dwain A. Akins by Power of Attorney
---------------------------------------
Dr. Shelby M. Elliott                               Director                                             November 12, 2008

/s/ Dwain A. Akins by Power of Attorney
---------------------------------------
Frances Anny Moody-Dahlberg                         Director                                             November 12, 2008

/s/ Dwain A. Akins by Power of Attorney
---------------------------------------
Russell S. Moody                                    Director                                             November 12, 2008

/s/ Dwain A. Akins by Power of Attorney
---------------------------------------
W.L. Moody, IV                                      Director                                             November 12, 2008

/s/ Dwain A. Akins by Power of Attorney
---------------------------------------
Frank P. Williamson                                 Director                                             November 12, 2008

/s/ Dwain A. Akins by Power of Attorney
---------------------------------------
James D. Yarbrough                                  Director                                             November 12, 2008